SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE SMALL CAP STOCK FUNDS

ForSmall Cap Value Fund

Effective September 12, 2011, Erik C. Astheimer and Michael Schneider, CFA are added as co-Portfolio Managers of the Fund. The section “Portfolio Managers” beginning on page 31 of the Statement of Additional Information is updated to reflect the following information:

Fund	Sub-Adviser	Portfolio Managers
Small Cap Value Fund	Wells Capital Management	I. Charles Rinaldi Erik C. Astheimer Michael Schneider, CFA

Management of Other Accounts. The following tables provide information relating to other accounts managed by the Portfolio Managers. The tables do not include the Funds or any personal brokerage accounts of the Portfolio Managers and their families. Information presented regarding Total Assets Managed is as of August 31, 2011.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Wells Capital Management
Erik C. Astheimer	4	$152 Million	1	$5.9 Million	29	$1.057 Billion
Michael Schneider, CFA	4	$152 Million	1	$5.9 Million	29	$1.057 Billion

The following table indicates the number and total assets managed of the above accounts for which the advisory fee is based on the performance of such accounts.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Wells Capital Management
Erik C. Astheimer	0	0	0	0	1	$78.6 Million
Michael Schneider, CFA	0	0	0	0	1	$78.6 Million

Beneficial Ownership in the Funds. The following table shows for each Portfolio Manager the dollar value of Fund equity securities beneficially owned by the Portfolio Manager, stated as one of the following ranges:

$0; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; and over $1,000,000.

Portfolio Manager	Fund	Beneficial Ownership
Wells Capital Management
Erik C. Astheimer	Small Cap Value Fund	$0
Michael Schneider, CFA	Small Cap Value Fund	$10,001 - $50,000

September 15, 2011